Operating Leases - Schedule of Maturity Analysis (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2021			¥ 144,693
2022	¥ 17,099		94,007
2023	12,667		63,009
2024	1,309		14,462
2025			8,528
Less: amount representing interest	(1,939)		(54,234)
Present value of lease liabilities	29,136		270,465
Lease liabilities, current	16,157	$ 2,535	122,325
Lease liabilities, non-current	¥ 12,979	$ 2,037	¥ 148,140